First Trust Managed Municipal Fund Expense Example, No Redemption - First Trust Managed Municipal Fund	Oct. 31, 2025 USD ($)
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Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 439
Expense Example, No Redemption, 3 Years	1,736
Expense Example, No Redemption, 5 Years	2,993
Expense Example, No Redemption, 10 Years	5,969
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Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	262
Expense Example, No Redemption, 5 Years	474
Expense Example, No Redemption, 10 Years	$ 1,085